Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2018
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Mar. 31, 2017
Horizon Active Asset Allocation Fund | Advisor Class
Prospectus:
Trading Symbol	HASAX
Horizon Active Asset Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	HASIX
Horizon Active Asset Allocation Fund | Investor Class
Prospectus:
Trading Symbol	AAANX
Horizon Active Risk Assist® Fund | Advisor Class
Prospectus:
Trading Symbol	ARAAX
Horizon Active Risk Assist® Fund | Institutional Class
Prospectus:
Trading Symbol	ACRIX
Horizon Active Risk Assist® Fund | Investor Class
Prospectus:
Trading Symbol	ARANX